Inventories - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of inventories [line items]
Educational content	R$ 8,335	R$ 8,494
Educational content in progress	6,205	10,060
Consumables and supplies	286	33
Inventories held by third parties	305	233
Inventories	R$ 15,131	R$ 18,820